19. SUBLICENSING FEE REVENUE	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Note 19. SUBLICENSING FEE REVENUE

Sublicensing fee revenue for the year ended December 31, 2012 and 2011 amounted to $19,000 and $14,000, respectively. The Company commenced shipping production units to Almont under the Canadian Sublicense in April 2011 and began recognizing the license deposit of $300,000 on the Canadian Licensee as revenue on a straight-line basis over the approximate remaining life until 2027 of the last CSRV technology patent in force at that date.